Revenue - Schedule of Revenue Derived from Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,697.4	$ 1,646.6	$ 1,421.1
COSCO
Disaggregation Of Revenue [Line Items]
Revenue	454.8	492.2	401.1
Yang Ming Marine
Disaggregation Of Revenue [Line Items]
Revenue	241.7	249.9	255.7
ONE
Disaggregation Of Revenue [Line Items]
Revenue	254.3	255.2	237.3
Hapag-Lloyd
Disaggregation Of Revenue [Line Items]
Revenue	140.6	116.4	83.6
Other
Disaggregation Of Revenue [Line Items]
Revenue	$ 606.0	$ 532.9	$ 443.4